CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CONSOLIDATED STATEMENTS OF CASH FLOWS
Income tax paid (*)	$ (7,376)	$ (11,152)	$ (68,680)
Corresponding to Controlling Company
CONSOLIDATED STATEMENTS OF CASH FLOWS
Income tax paid (*)		(1,442)	(61,379)
Corresponding to subsidiaries
CONSOLIDATED STATEMENTS OF CASH FLOWS
Income tax paid (*)	$ (7,376)	$ (9,710)	$ (7,301)